As filed with the Securities and Exchange Commission on February 4, 2021

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 304	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 305	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1000
Denver, Colorado 80203
(Address of Principal Executive Offices)

(303) 623-2577
Registrant’s Telephone Number

Cara Owen, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203
(Name and Address of Agent for Service)

Copy to:

Adam T. Teufel, Esq.
Dechert LLP
1900 K Street, NW

Washington, D.C. 20006

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On February 12, 2021 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 301 to its Registration Statement until February 12, 2021. Parts A, B and C of Registrant’s Post-Effective Amendment No. 301 under the Securities Act of 1933 and Amendment No. 302 under the Investment Company Act of 1940, filed on October 8, 2020, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 304 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 4th day of February, 2021.

ALPS ETF TRUST

By:	/s/ Bradley J. Swenson
Bradley J. Swenson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	February 4, 2021
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	February 4, 2021
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	February 4, 2021
Rick A. Pederson*

/s/ Edmund J. Burke	Trustee	February 4, 2021
Edmund J. Burke*

/s/ Bradley J. Swenson	President	February 4, 2021
Bradley J. Swenson

/s/ Kathryn Burns	Treasurer	February 4, 2021
Kathryn Burns

*	Signature affixed by Cara Owen pursuant to a power of attorney dated March 2, 2020 filed herewith.